GOODWILL AND INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2012
Goodwill And Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets, Net - Summary of Changes in Goodwill

The following table presents the changes in goodwill during the years ended December 31, 2011 and 2012:

Balance at January 1, 2011	$182.7
Goodwill acquired	12.1
Foreign currency translation adjustment	(0.1)

Balance at December 31, 2011	194.7

Goodwill acquired	23.1
Foreign currency translation adjustment	—

Balance at December 31, 2012	$217.8

Goodwill and Intangible Assets, Net - Summary of Total Purchased Intangible Assets

The following table presents details of the Company’s total purchased intangible assets:

	December 31, 2012
	Gross Carrying Amount	Accumulated Amortization	Net Intangible Assets	Weighted Average Useful Life (in Years)
Finite-lived intangible assets:
Customer relationships	$48.8	$(2.9)	$45.9	18
Trademarks	38.1	(16.3)	21.8	10
Patents	11.6	(10.5)	1.1	10

	$98.5	$(29.7)	$68.8

	December 31, 2011
	Gross Carrying Amount	Accumulated Amortization	Net Intangible Assets	Weighted Average Useful Life (in Years)
Finite-lived intangible assets:
Customer relationships	$15.5	$(0.9)	$14.6	14
Trademarks	27.4	(13.9)	13.5	10
Patents	11.4	(10.3)	1.1	10

	$54.3	$(25.1)	$29.2

Estimated future amortization expense for finite-lived intangible assets

The following table reflects the estimated future amortization expense for finite-lived intangible assets as of December 31, 2012:

Estimated Amortization Expense
2013	$6.0
2014	5.8
2015	5.7
2016	5.5
2017	5.4
Thereafter	40.4

Total	$68.8